Income Taxes - Summary of Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Beginning balance	$ 341.6	$ 152.2	$ 362.8
Changes in valuation allowance	302.7	4.2	(2.3)
Other	42.3	185.2	(208.3)
Ending balance	686.6	341.6	152.2
Entertainment One Television and Film Business ("eOne") [Member]
Valuation allowance adjustments	23.0	187.0
LIONS GATE ENTERTAINMENT CORP [Member]
Beginning balance	808.3	455.7	362.8
Changes in valuation allowance	745.8	196.3	87.2
Other	35.0	156.3	5.7
Ending balance	1,589.1	808.3	$ 455.7
SEC Schedule, 12-09, Valuation Allowances and Reserves, Business Acquired	$ 23.0	$ 187.0